Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net loss	$ (34,293)	$ (177,386)
Unrealized gain (loss) on translation of assets and liabilities of operations denominated in foreign currency	106,669	(11,256)
Foreign exchange gain (loss) on net investment hedge with U.S. denominated debt	(81,735)	8,455
Comprehensive loss	$ (9,359)	$ (180,187)